Net Revenue - Refund Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities [member]
Disclosure Of Refund Liabilities [Line Items]
Refund liabilities	$ 41,038.0	$ 33,194.8